Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with directors and key management
Schedule of transactions with directors and key management

	2018	2017
	£000	£000
Loans to customers	1,544	3,942
Customer deposits	31,361	23,619